Share-based compensation - Stock warrants (Details) - USD ($)	1 Months Ended		3 Months Ended
	Mar. 31, 2022	Jan. 31, 2022	Mar. 31, 2023
Share-based compensation
Number of shares per warrant			1
Exercise price			$ 11.50
Stock compensation expense			$ 4,400,000
Stock warrants
Share-based compensation
Granted, Stock options		1,867,368
Proceeds from issuance	$ 150,000	$ 150,000
Number of shares per warrant		1
Exercise price		$ 4.05
Warrants exercisable term		10 years
Aggregate fair value of warrants		$ 1,376,800
Stock compensation expense			$ 1,226,800
Number of warrants granted			0